Document and Entity Information	Sep. 11, 2026
Cover [Abstract]
Entity Registrant Name	NOBILITY HOMES INC
Security 12b Title	Common Stock
Trading Symbol	NOBH
Amendment Flag	false
Entity Central Index Key	0000072205
Document Type	8-K
Document Period End Date	Sep. 11, 2026
Entity Incorporation State Country Code	FL
Entity File Number	000-06506
Entity Tax Identification Number	59-1166102
Entity Address, Address Line One	3741 S W 7th Street
Entity Address, City or Town	Ocala
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34474
City Area Code	(352)
Local Phone Number	732-5157
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false